OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of amortization of finance lease assets and obligations	We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2021	14,001	1,154	5,361	2,223	22,739
Additions	—	—	—	—	—
Amortization	(903)	(502)	(1,514)	(270)	(3,189)
Impairment	—	—	—	—	—
Balance at June 30, 2021	13,098	652	3,847	1,953	19,550
We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2021	18,559	4,747	16,470	2,261	42,037
Repayments	(1,328)	(1,275)	(4,564)	(228)	(7,395)
Foreign exchange translation	—	—	—	(69)	(69)
Balance at June 30, 2021	17,231	3,472	11,906	1,964	34,573

Current portion	2,752	3,472	9,476	473	16,173
Non-current portion	14,479	—	2,430	1,491	18,400

Summary of future minimum rental payments under non-cancelable operating leases	The future minimum rental payments under our non-cancelable operating leases as of June 30, 2021 are as follows:

(in thousands of $)
2021 (remaining six months)	10,264
2022	11,735
2023	3,356
2024	3,313
2025	3,154
Thereafter	7,577
Total minimum lease payments	39,399
Less: Imputed interest	(4,826)
Present value of operating lease liabilities	34,573

Schedule of future minimum operating lease revenue receipts under non-cancelable operating leases	The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of June 30, 2021 are as follows:

(in thousands of $)
2021 (remaining six months)	31,790
2022	23,500
2023	2,398
2024	—
2025	—
Thereafter	—
Total minimum lease receipts	57,688